1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Newly Adopted Accounting Pronouncements (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Newly Adopted Accounting Pronouncements

Newly Adopted Accounting Pronouncements

ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.  The ASU includes multiple provisions intended to simplify various aspects of the accounting for share-based payments.  The areas of simplification in the update involve several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows, however, some of the areas for simplification apply only to nonpublic entities.   This guidance did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, changes the measurement principle for certain inventory methods from the lower of cost or market to the lower of cost and net realizable value.  Net realizable value is defined as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.  This ASU does not apply to inventory that is measured using Last-in First-out ("LIFO") or the retail inventory method. The provisions of ASU 2015-11 are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years.  This guidance did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, was issued to simplify the classification of deferred taxes on the balance sheet. The new guidance would require that deferred taxes be classified as non-current assets and liabilities based on the tax paying jurisdiction. Application of the standard, which can be applied prospectively or retrospectively, is required for fiscal years beginning on or after December 15, 2016 and for interim periods within that year. The adoption of the amended guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.  This guidance did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which provides guidance for revenue recognition for contracts. This guidance requires an entity to review contracts in five steps and will result in enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue arising from contracts with customers. This standard is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted only as of annual reporting periods for fiscal years beginning after December 15, 2016.  See also recent accounting pronouncements ASU 2015-14, ASU 2016-08, ASU 2016-10 and ASU 2016-12 for amendments to the guidance.  We are currently evaluating the impact, if any, that this new guidance will have on the Company’s consolidated financial statements.

ASU No. 2016-01, Financial Instruments-Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. Most notably, this new guidance requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This new guidance is effective for annual reporting periods beginning after December 15, 2017.  The guidance is not expected to have a material impact on the Company’s consolidated financial statements.

ASU No. 2016-02, Leases (Topic 842), On February 25, 2016, the FASB issued a new standard which requires lessees to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability.  The new guidance will require the asset and liability to be initially measured at the present value of the lease payments in the statement of financial position.  The new guidance will also require the company to recognize interest expense on the lease liability separately from the amortization of the right-use-asset for finance leases and recognize a single lease cost allocated on a straight-line basis over the lease term for operating leases, in the statement of comprehensive income.  The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years with early application permitted.  The Company is currently evaluating this guidance to determine the impact it may have on the Company’s consolidated financial statements.

ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The ASU provides clarity to preparers on the treatment of eight specific items within an entity’s statement of cash flows. The guidance becomes effective for all public entities in fiscal years beginning after December 15, 2017, including interim periods therein.  Early adoption of the guidance, including within an interim period, is permitted.  The guidance is not expected to have a material impact on the Company’s consolidated financial statements.

ASU No. 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting”.  The ASU amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. The guidance becomes effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017.  Early adoption is permitted, including adoption in any interim period. The guidance is not expected to have a material impact on the Company’s consolidated financial statements.